Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0001829802
Registrant Name	Sensei Biotherapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES